Note 30 - Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)		12 Months Ended
	Feb. 27, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Statement Line Items [Line Items]
Options Granted	10,000
Risk-free interest rate	2.86%
Expected stock price volatility (based on historical volatility)	32.00%
Expected option life in years	3
Exercise price (in CAD per share)	$ 9.30
Share price at grant date (in CAD per share)	$ 9.30
Fair value at grant date | $	$ 1.40
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Fair value (USD) | $		$ 15.88	$ 8.46
Share price (USD) (in dollars per share)		$ 15.88	$ 8.46
RSU dividends reinvested		995	11,316
Awards paid out/ expired		(5,052)	(87,434)
Total awards outstanding		17,971	5,052
Restricted stock units (RSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants			60,645
Restricted stock units (RSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants			10,965
Restricted stock units (RSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants			5,117
Restricted stock units (RSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants		4,443	4,443
Restricted stock units (RSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants		17,585
Restricted stock units (RSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Fair value (USD) | $		$ 15.51	$ 8.19
Share price (USD) (in dollars per share)		$ 15.88	$ 8.46
RSU dividends reinvested
Awards paid out/ expired		(17,774)	(306,920)
Total awards outstanding		279,889	156,473
Performance share units (PSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants			242,579
Performance share units (PSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants			43,871
Performance share units (PSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants			20,470
Performance share units (PSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants		17,774	17,774
Performance share units (PSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants		95,740	95,740
Performance share units (PSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants		28,287	28,287
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants		14,672	14,672
Performance share units (PSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants		114,668
Performance share units (PSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants		1,971
Performance share units (PSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants		1,740
Performance share units (PSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants		1,611
Performance share units (PSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants		20,686
Performance share units (PSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants		514
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage		93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage		100.00%	100.00%